14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details Narrative) (USD $)	Sep. 30, 2012
outstanding note payable	$ 49,500
BFI Finance Corp Secured Credit Facility
Outstanding balance	$ 568,475